UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Paul L. Leone

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2013 – September 30, 2013

Item 1. Reports to Stockholders.

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

Dear Shareholder:

Following this shareholder letter are the portfolio valuation and financial reports for the semiannual period ending September 30, 2013. As you will note, the 12-month returns through September 30 for the Small Cap, Large/Mid-Cap, and Balanced Funds were 32.80%, 28.19% and 16.62%, respectively. While we certainly enjoy the client satisfaction that typically comes after a period of high absolute returns, what is most pleasing to our firm is that each fund was well ahead of its benchmark indices over this period. (The Russell 2000® Value Index, S&P 500® Index, and Combined 60% S&P 500® Index/40% Barclays Capital U.S Government/Corporate Bond Index, respectively).

One thing that we have learned from investing for clients over the last 30-years is that our message is more closely listened to when returns are good. This is not the case when our returns are not so good; our brilliance seems to have been lost at those times. This found-then-lost credibility typically derives from emotion rather than logic.

In our semi-annual letter to shareholders five years ago, we noted the October 2008 month-to-date market free-fall of 28% at that time:

“When investor panics occur that are this extreme, our conclusion is that there are only two alternatives that an equity investor might consider:

1) This is a new world that is coming to an end as we know it, or

2) We will get through this total disruption, continue to increase productivity, and eventually move markets to new highs.

… The US and the world will survive this recession, just as it always has. The markets will recover. It is not a question of if, but when … we have specific investment objectives for each mutual fund, and we will continue to invest your financial assets consistent with those long term objectives, even (or especially) as other investors freeze or panic.”

As the market continued to crash through February 2009, essentially every asset class, sector, style, etc. went down except for US Treasuries. Following our contrarian philosophy, asset allocation discipline, and objective security valuations, during this fearful period we were selling US Treasuries at record low interest rates and buying stocks in the Balanced Fund and maintaining our fully-invested positions in our two equity funds. At the market bottom on March 9, 2009, all of our funds were perfectly positioned to take full advantage of the recovery. But since the end of February 2009, our Small Cap, Large/Mid-Cap, and Balanced Funds total returns have been 228%, 153% and 92%, respectively.

Our multi-decade message to investors is surprisingly simple and consistent.

•	Before investing in equities, decide whether or not you are a long term investor.
•	Do not make investment decisions based on emotions or biases.
•	Find competent investment professionals that you trust.
•	Structure an investment allocation that reflects your tolerance for downside volatility.
•	Know what you are paying for investment services and products; fees may not be transparent.
•	At market extremes, rebalance the investments back to the target allocation.
•	Day-to-day, practice more benign neglect than tempting tinkering.

Semi-Annual Report | September 30, 2013	1

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

Please visit our website (www.cornercap.com) to learn more about our investment philosophy, asset valuation techniques, and business practice. Our goal is to build our mutual fund portfolios consistent with the risk profile and objectives of each fund, while keeping the mix of preservation and offensive appreciation in balance. In our selection process, we also consider the different economic environments, such as inflation, deflation, and stable pricing. When those environments are at an extreme, we must make adjustments, while keeping the right mix of preservation and appreciation in balance.

During the many booms and busts that we have experienced, our investment behavior has been and will continue to be predictable and consistent. Being a patient, disciplined investor offers the best opportunity for success in the long term.

CornerCap Investment Counsel

November 29, 2013

The Letter to Shareholders seeks to describe some of CornerCap Investment Counsel’s current opinions and views of the financial markets. Although CornerCap Investment Counsel believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Diversification does not eliminate the risk of experiencing investment loss.

2	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

CORNERCAP BALANCED FUND

Total Return

for the period ended September 30, 2013

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Balanced Fund(a)	16.62%	7.77%	6.06%	5.54%	1.32%	1.12%
Combined 60% S&P 500® Index/40% Barclays Capital U.S. Government/ Corporate Bond Index(d)	11.10%	8.40%	6.45%	6.25%
S&P 500® Index(e)	19.34%	10.02%	7.57%	6.20%
Barclays Capital U.S. Government/Corporate Bond Index(f)	(0.01%)	4.95%	4.10%	5.43%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The Balanced Fund began operations May 24, 1997.
(c)

CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Balanced Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Balanced Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.10%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

(d)	Effective August 17, 2006, the Balanced Fund has elected to use the comparative index 60% S&P 500® Index and 40% Barclays Capital U.S. Government/Corporate Bond Index.
(e)

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(f)

The Barclays Capital U.S. Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

Semi-Annual Report | September 30, 2013	3

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at September 30, 2013*

* These allocations may not reflect the current or future position of the portfolio.

4	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

CORNERCAP SMALL-CAP VALUE FUND

Total Return

for the period ended September 30, 2013

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Expense Ratio(c)
CornerCap Small-Cap Value Fund(a)	32.80%	12.45%	8.58%	9.77%	1.51%	1.31%
Russell 2000® Value Index(d)	27.04%	9.13%	9.29%	11.41%
Russell 2000® Index(e)	30.06%	11.15%	9.64%	10.00%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The Small-Cap Value Fund began operations on September 30, 1992.
(c)

CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Small-Cap Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Small-Cap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.30%. To the extent the Small-Cap Value Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

(d)

The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

(e)	The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The	index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Semi-Annual Report | September 30, 2013	5

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

Sector Allocation

as a Percentage of Total Investments at September 30, 2013*

* These allocations may not reflect the current or future position of the portfolio.

6	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

CORNERCAP LARGE/MID-CAP VALUE FUND

Total Return

for the period ended September 30, 2013

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Large/Mid-Cap Value Fund(a)	28.19%	8.41%	7.50%	1.81%	1.51%	1.21%
S&P 500® Index(d)	19.34%	10.02%	7.57%	6.20%
Russell 1000® Value Index(e)	22.30%	8.86%	7.99%	7.23%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)

Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund maintains the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which is a private, unregistered fund that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)

CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Large/Mid-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Large/Mid-Cap Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.20%. To the extent the Large/Mid-Cap Value Fund incurs excluded expenses, the expense ratio will increase. The contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

(d)

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

Semi-Annual Report | September 30, 2013	7

Manager’s Report to Shareholders (Unaudited)
September 30, 2013

(e)

The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation

as a Percentage of Total Investments at September 30, 2013*

* These allocations may not reflect the current or future position of the portfolio.

8	www.cornercapfunds.com

Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: transaction costs, such as wire fees, redemption fees, and low balance fees, and ongoing costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013 through September 30, 2013.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as wire fees, redemption fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 4/01/2013	Ending Account Value 9/30/2013	Expense Paid During Period(a)
CornerCap Balanced Fund
Actual Fund Return	$1,000.00	$1,061.30	$5.68
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.55	$5.57
CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,185.60	$7.12
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.55	$6.58
CornerCap Large/Mid-Cap Value Fund
Actual Fund Return	$1,000.00	$1,114.90	$6.36
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.05	$6.07

Semi-Annual Report | September 30, 2013	9

Fund Expenses (Unaudited)

(a)

These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.10% for Balanced Fund; 1.30% for Small-Cap Value Fund and 1.20% for Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sales load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCKS (60.4%)
Aerospace & Defense (1.3%)
Raytheon Co.	3,360	$258,955

Banks (9.5%)
The Bank of New York Mellon Corp.	9,080	274,125
BB&T Corp.	8,120	274,050
Capital One Financial Corp.	4,580	314,829
The Goldman Sachs Group, Inc.	1,895	299,808
JPMorgan Chase & Co.	4,665	241,134
The PNC Financial Services Group, Inc.	3,495	253,213
Wells Fargo & Co.	6,585	272,092

		1,929,251

Chemicals (1.4%)
Eastman Chemical Co.	3,530	274,987

Commercial Services (1.3%)
The Western Union Co.	13,700	255,642

Computers (3.6%)
EMC Corp.	10,670	272,725
Hewlett-Packard Co.	10,160	213,157
Western Digital Corp.	3,935	249,479

		735,361

Electric (1.3%)
Pinnacle West Capital Corp.	4,695	257,004

Electronic Components (1.3%)
Corning, Inc.	17,950	261,890

Food (2.3%)
ConAgra Foods, Inc.	7,085	214,959
The Kroger Co.	6,280	252,400

		467,359

Healthcare Products (2.7%)
Medtronic, Inc.	5,165	275,036
St. Jude Medical, Inc.	4,975	266,859

		541,895

Healthcare Services (4.0%)
CIGNA Corp.	3,675	282,461
Laboratory Corp. of America Holdings(a)	2,630	260,738
UnitedHealth Group, Inc.	3,625	259,586

		802,785

Home Furnishings (1.4%)
Whirlpool Corp.	1,890	276,772

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Insurance (3.8%)
Everest Re Group Ltd.	1,870	$271,917
Lincoln National Corp.	6,080	255,299
Reinsurance Group of America, Inc.	3,675	246,188

		773,404

Internet (1.4%)
IAC/InterActiveCorp	5,355	292,758

Machinery-Construction & Mining (1.1%)
Joy Global, Inc.	4,190	213,858

Machinery-Diversified (1.3%)
Deere & Co.	3,220	262,076

Media (2.8%)
Comcast Corp., Class A	6,320	285,348
DIRECTV(a)	4,605	275,149

		560,497

Miscellaneous Manufacturing (1.4%)
Dover Corp.	3,080	276,676

Oil & Gas (4.2%)
ConocoPhillips	4,320	300,283
Helmerich & Payne, Inc.	4,035	278,213
Hess Corp.	3,555	274,944

		853,440

Oil & Gas Services (1.3%)
Baker Hughes, Inc.	5,470	268,577

Retail (5.3%)
Bed Bath & Beyond, Inc.(a)	3,530	273,081
Coach, Inc.	4,915	268,015
Kohl’s Corp.	5,420	280,485
Nordstrom, Inc.	4,405	247,561

		1,069,142

Semiconductors (1.2%)
Intel Corp.	10,910	250,057

Software (2.6%)
Microsoft Corp.	7,445	247,993
Oracle Corp.	8,220	272,657

		520,650

Telecommunications (2.5%)
AT&T, Inc.	7,530	254,665
CenturyLink, Inc.	7,870	246,960

		501,625

Semi-Annual Report | September 30, 2013	13

Schedule of Investments
CornerCap Balanced Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Transportation (1.4%)
FedEx Corp.	2,570	$293,263

TOTAL COMMON STOCKS (COST $9,851,192)		12,197,924

EXCHANGE TRADED FUNDS (3.9%)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	15,515	395,943
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	14,970	399,579

TOTAL EXCHANGE TRADED FUNDS (COST $791,207)		795,522

OPEN-END FUNDS (2.0%)
Performance Trust Total Return Bond Fund	18,093	400,402

TOTAL OPEN-END FUNDS (COST $404,152)		400,402

CLOSED-END FUNDS (3.5%)
Nuveen Mortgage Opportunity Term Fund	29,634	704,104

TOTAL CLOSED-END FUNDS (COST $769,466)		704,104

	Principal Amount	Fair Value

CORPORATE BONDS (20.9%)
Agriculture (1.1%)
Reynolds American, Inc.,
6.750%, 06/15/2017	$200,000	231,118

Banks (0.8%)
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	155,660

Chemicals (0.8%)
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	154,871

Cosmetics & Personal Care (1.9%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	168,014

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2013 (Unaudited)

	Principal Amount	Fair Value

Cosmetics & Personal Care (1.9%) (continued)
The Procter & Gamble Co.,
4.950%, 08/15/2014	$200,000	$208,107

		376,121

Diversified Financial Services (2.6%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	275,162
General Electric Capital Corp.,
4.750%, 09/15/2014	240,000	250,092

		525,254

Food (1.0%)
Safeway, Inc.,
3.950%, 08/15/2020	200,000	196,313

Healthcare Services (1.4%)
Humana, Inc.,
6.300%, 08/01/2018	250,000	288,210

Home Furnishings (0.8%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	168,638

Insurance (3.7%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	150,000	153,762
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	178,740
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	158,864
5.375%, 09/15/2020	230,000	251,472

		742,838

Media (1.3%)
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc,
5.000%, 03/01/2021	255,000	261,144

Metal Fabricate & Hardware (1.3%)
Timken Co.,
6.000%, 09/15/2014	250,000	261,859

Oil & Gas (0.9%)
Statoil ASA,
6.700%, 01/15/2018	150,000	178,221

Semi-Annual Report | September 30, 2013	15

Schedule of Investments
CornerCap Balanced Fund	September 30, 2013 (Unaudited)

	Principal Amount	Fair Value

Retail (3.3%)
AutoZone, Inc.,
5.500%, 11/15/2015	$150,000	$163,602
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	206,000
Dillard’s, Inc.,
6.625%, 01/15/2018	275,000	300,437

		670,039

TOTAL CORPORATE BONDS (COST $4,104,386)		4,210,286

MUNICIPAL BONDS (2.4%)
Kansas (0.8%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	168,696

North Dakota (0.8%)
Grand Forks ND, Build America Revenue Bonds, 4.500%, 09/01/2019	150,000	164,163

Texas (0.8%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	150,000	161,474

TOTAL MUNICIPAL BONDS (COST $453,766)		494,333

CERTIFICATES OF DEPOSIT (1.2%)
Goldman Sachs Bank USA, Medium-Term Certificate of Deposit, 0.800%, 08/06/2015	250,000	249,682

TOTAL CERTIFICATES OF DEPOSIT (COST $250,000)		249,682

	Shares	Fair Value

SHORT TERM INVESTMENTS (4.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	956,912	956,912

TOTAL SHORT TERM INVESTMENTS (COST $956,912)		956,912

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2013 (Unaudited)

		Fair Value

TOTAL INVESTMENTS (COST $17,581,081)	99.1%	$20,009,165

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.9%	172,296

NET ASSETS	100.0%	$20,181,461

(a)	Non-Income Producing Security.

Common Abbreviations:

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

ETF - Exchange Traded Fund.

LLC - Limited Liability Company.

Ltd. - Limited.

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2013	17

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCKS (97.7%)
Aerospace & Defense (2.0%)
AAR Corp.	12,240	$334,519
Ducommun, Inc.(a)	12,975	372,123
Kaman Corp.	9,035	342,065

		1,048,707

Apparel (1.1%)
Crocs, Inc.(a)	19,680	267,845
G-III Apparel Group Ltd.(a)	5,255	286,870

		554,715

Auto Parts & Equipment (1.7%)
Cooper Tire & Rubber Co.	11,625	358,050
Standard Motor Products, Inc.	7,830	251,813
Strattec Security Corp.	7,715	295,870

		905,733

Banks (15.5%)
Access National Corp.	12,680	180,817
Bancfirst Corp.	6,345	343,074
Cardinal Financial Corp.	19,770	326,798
Community Trust Bancorp, Inc.	6,760	274,388
Enterprise Financial Services Corp.	17,685	296,754
Financial Institutions, Inc.	15,535	317,846
First Community Bancshares, Inc.	18,910	309,179
First Interstate Bancsystem, Inc.	11,520	278,208
FirstMerit Corp.	11,990	260,303
German American Bancorp, Inc.	13,350	336,687
Heartland Financial USA, Inc.	11,440	318,718
Horizon Bancorp	14,725	343,829
Lakeland Bancorp, Inc.	24,955	280,744
Lakeland Financial Corp.	8,685	283,565
MainSource Financial Group, Inc.	23,020	349,674
Merchants Bancshares, Inc.	10,035	290,513
Monarch Financial Holdings, Inc.	23,195	272,541
NBT Bancorp, Inc.	11,710	269,096
Peoples Bancorp, Inc.	15,185	317,063
PrivateBancorp, Inc.	15,095	323,033
S.Y. Bancorp, Inc.	10,325	292,507
Tompkins Financial Corp.	5,445	251,668
Trico Bancshares	15,360	349,901
Union First Market Bankshares Corp.	12,525	292,709
Walker & Dunlop, Inc.(a)	17,035	271,027
Washington Trust Bancorp, Inc.	10,255	322,315
WesBanco, Inc.	10,540	313,354

		8,066,311

18	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Building Materials (0.8%)
Patrick Industries, Inc.(a)	13,455	$404,323

Chemicals (1.2%)
Aceto Corp.	21,575	337,002
Olin Corp.	13,285	306,485

		643,487

Commercial Services (9.0%)
ABM Industries, Inc.	12,085	321,703
Albany Molecular Research, Inc.(a)	29,430	379,353
American Public Education, Inc.(a)	7,915	299,187
The Brink’s Co.	11,685	330,685
Consolidated Graphics, Inc.(a)	5,340	299,360
DeVry, Inc.	8,545	261,135
FTI Consulting, Inc.(a)	7,420	280,476
Global Cash Access Holdings, Inc.(a)	44,245	345,553
ICF International, Inc.(a)	7,780	275,490
Korn/Ferry International(a)	16,715	357,701
Matthews International Corp., Class A	7,615	289,979
Medifast, Inc.(a)	9,850	264,867
Navigant Consulting, Inc.(a)	21,545	333,086
The Providence Service Corp.(a)	11,815	338,972
RPX Corp.(a)	17,105	299,851

		4,677,398

Computers (1.6%)
Insight Enterprises, Inc.(a)	13,285	251,352
Sykes Enterprises, Inc.(a)	16,265	291,306
Synaptics, Inc.(a)	6,700	296,676

		839,334

Diversified Financial Services (3.5%)
DFC Global Corp.(a)	26,850	295,081
Gain Capital Holdings, Inc.	43,010	541,496
Piper Jaffray Cos.(a)	9,430	323,355
Regional Management Corp.(a)	11,075	352,185
Walter Investment Management Corp.(a)	7,235	286,072

		1,798,189

Electric (1.2%)
El Paso Electric Co.	8,045	268,703
PNM Resources, Inc.	14,425	326,438

		595,141

Electrical Components & Equipment (0.6%)
Coleman Cable, Inc.	15,340	323,827

Electronics (1.8%)
Plexus Corp.(a)	8,985	334,242
Sanmina Corp.(a)	17,825	311,759

Semi-Annual Report | September 30, 2013	19

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Electronics (1.8%) (continued)
Stoneridge, Inc.(a)	27,130	$293,276

		939,277

Energy-Alternate Sources (0.7%)
FutureFuel Corp.	19,480	349,861

Engineering & Construction (1.2%)
MYR Group, Inc.(a)	12,590	305,937
Tutor Perini Corp.(a)	14,490	308,927

		614,864

Food (1.3%)
Ingles Markets, Inc., Class A	10,735	308,416
Nash Finch Co.	12,885	340,293

		648,709

Forest Products & Paper (1.3%)
Neenah Paper, Inc.	8,285	325,684
Schweitzer-Mauduit International, Inc.	5,795	350,771

		676,455

Gas (0.5%)
Chesapeake Utilities Corp.	4,980	261,400

Hand & Machine Tools (0.5%)
Hardinge, Inc.	16,460	254,307

Healthcare Products (1.3%)
CONMED Corp.	9,610	326,644
Hanger, Inc.(a)	10,395	350,935

		677,579

Healthcare Services (2.2%)
Amsurg Corp.(a)	6,095	241,972
LHC Group, Inc.(a)	14,140	331,725
Magellan Health Services, Inc.(a)	4,515	270,719
Select Medical Holdings Corp.	36,790	296,895

		1,141,311

Heavy Electrical Equipment (0.6%)
AZZ, Inc.	7,730	323,578

Home Builders (0.6%)
Meritage Homes Corp.(a)	7,335	315,038

Home Furnishings (1.4%)
La-Z-Boy, Inc.	15,510	352,232
VOXX International Corp.(a)	26,460	362,502

		714,734

Household Products (1.1%)
Ennis, Inc.	16,170	291,707

20	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Household Products (1.1%) (continued)
Helen of Troy Ltd.(a)	6,640	$293,488

		585,195

Housewares (0.6%)
Lifetime Brands, Inc.	19,665	300,678

Insurance (6.1%)
Crawford & Co., Class B	42,055	407,933
EMC Insurance Group, Inc.	9,775	295,009
Hilltop Holdings, Inc.(a)	20,490	379,065
Horace Mann Educators Corp.	10,540	299,125
Montpelier Re Holdings Ltd.	10,830	282,122
Platinum Underwriters Holdings Ltd.	5,050	301,637
Primerica, Inc.	6,930	279,556
Protective Life Corp.	6,045	257,215
Stewart Information Services Corp.	11,320	362,127
Symetra Financial Corp.	16,960	302,227

		3,166,016

Internet (1.4%)
Dice Holdings, Inc.(a)	27,660	235,387
ePlus, Inc.	4,240	219,123
ValueClick, Inc.(a)	12,350	257,497

		712,007

Investment Companies (0.6%)
KKR Financial Holdings LLC	30,555	315,633

Leisure Time (2.0%)
Arctic Cat, Inc.	6,290	358,844
Interval Leisure Group, Inc.	15,000	354,450
Johnson Outdoors, Inc., Class A(a)	11,835	317,415

		1,030,709

Lodging (0.7%)
Monarch Casino & Resort, Inc.(a)	18,840	357,583

Machinery-Diversified (1.3%)
Columbus McKinnon Corp.(a)	14,180	340,745
Manitex International, Inc.(a)	30,765	336,262

		677,007

Media (1.9%)
Courier Corp.	15,720	248,691
Journal Communications, Inc., Class A(a)	40,355	345,035
Starz, Class A(a)	13,125	369,206

		962,932

Metal Fabricate & Hardware (1.1%)
Mueller Industries, Inc.	5,840	325,113

Semi-Annual Report | September 30, 2013	21

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Metal Fabricate & Hardware (1.1%) (continued)
Worthington Industries, Inc.	6,735	$231,886

		556,999

Miscellaneous Manufacturing (3.1%)
John Bean Technologies Corp.	14,190	353,047
Koppers Holdings, Inc.	7,355	313,691
Lydall, Inc.(a)	16,455	282,532
Myers Industries, Inc.	16,890	339,658
Park-Ohio Holdings Corp.(a)	8,680	333,486

		1,622,414

Oil & Gas (3.2%)
Arabian American Development Co.(a)	14,544	132,350
Carrizo Oil & Gas, Inc.(a)	8,795	328,142
Delek US Holdings, Inc.	9,660	203,729
EPL Oil & Gas, Inc.(a)	10,560	391,882
Stone Energy Corp.(a)	11,240	364,513
Unit Corp.(a)	5,580	259,414

		1,680,030

Oil & Gas Services (1.2%)
C&J Energy Services, Inc.(a)	12,040	241,763
Matrix Service Co.(a)	20,075	393,872

		635,635

Packaging & Containers (0.6%)
UFP Technologies, Inc.(a)	13,640	310,583

Pharmaceuticals (2.3%)
Nature’s Sunshine Products, Inc.	15,105	288,052
Nutraceutical International Corp.	10,935	259,597
Omega Protein Corp.(a)	33,855	344,305
PharMerica Corp.(a)	23,610	313,305

		1,205,259

Retail (6.6%)
America’s Car-Mart, Inc.(a)	6,575	296,598
Big 5 Sporting Goods Corp.	13,685	220,055
Big Lots, Inc.(a)	8,530	316,378
Brown Shoe Co. Inc	15,890	372,938
The Cato Corp., Class A	11,085	310,158
CEC Entertainment, Inc.	6,890	315,976
Destination Maternity Corp.	11,100	352,980
Express, Inc.(a)	12,020	283,552
Ezcorp, Inc., Class A(a)	14,350	242,228
The Finish Line, Inc., Class A	10,490	260,886
Genesco, Inc.(a)	3,735	244,941
PC Connection, Inc.	15,480	233,593

		3,450,283

22	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Savings & Loans (3.0%)
Berkshire Hills Bancorp, Inc.	11,250	$282,487
Dime Community Bancshares, Inc.	15,570	259,241
First Defiance Financial Corp.	12,015	281,031
Heritage Financial Group, Inc.	18,405	320,615
Provident Financial Holdings, Inc.	9,725	161,532
WSFS Financial Corp.	4,510	271,728

		1,576,634

Semiconductors (0.6%)
OmniVision Technologies, Inc.(a)	18,775	287,445

Software (1.2%)
CSG Systems International, Inc.	13,050	326,903
Mantech International Corp., Class A	10,375	298,385

		625,288

Telecommunications (2.4%)
Black Box Corp.	9,345	286,331
Globecomm Systems, Inc.(a)	22,950	321,989
NETGEAR, Inc.(a)	10,870	335,448
Premiere Global Services, Inc.(a)	30,915	307,913

		1,251,681

Textiles (1.2%)
Culp, Inc.	16,215	303,383
UniFirst Corp.	3,175	331,533

		634,916

Transportation (1.8%)
Celadon Group, Inc.	17,585	328,312
Matson, Inc.	11,925	312,792
Swift Transportation Co.(a)	15,625	315,469

		956,573

Trucking & Leasing (0.7%)
Amerco, Inc.	1,885	347,085

Wholesale Distributors (1.4%)
ScanSource, Inc.(a)	9,585	331,641
United Stationers, Inc.	8,885	386,498

		718,139

TOTAL COMMON STOCKS (COST $43,422,156)		50,741,002

SHORT TERM INVESTMENTS (2.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,483,250	1,483,250

TOTAL SHORT TERM INVESTMENTS (COST $1,483,250)		1,483,250

Semi-Annual Report | September 30, 2013	23

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2013 (Unaudited)

		Fair Value

TOTAL INVESTMENTS (COST $44,905,406)	100.5%	$52,224,252

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5%)	(281,014)

NET ASSETS	100.0%	$51,943,238

(a)	Non-Income Producing Security.

Common Abbreviations:

LLC - Limited Liability Company.

Ltd. - Limited.

The accompanying notes to the financial statements are an integral part of these financial statements.

24	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

COMMON STOCKS (96.7%)
Aerospace & Defense (2.0%)
Raytheon Co.	2,610	$201,153

Banks (14.1%)
The Bank of New York Mellon Corp.	6,485	195,782
BB&T Corp.	5,790	195,412
Capital One Financial Corp.	3,105	213,438
The Goldman Sachs Group, Inc.	1,220	193,016
JPMorgan Chase & Co.	4,150	214,514
The PNC Financial Services Group, Inc.	2,920	211,554
Wells Fargo & Co.	5,225	215,897

		1,439,613

Chemicals (2.0%)
Eastman Chemical Co.	2,600	202,540

Commercial Services (2.1%)
The Western Union Co.	11,540	215,336

Computers (5.3%)
EMC Corp.	7,785	198,985
Hewlett-Packard Co.	7,375	154,727
Western Digital Corp.	2,943	186,586

		540,298

Electric (2.0%)
Pinnacle West Capital Corp.	3,770	206,370

Food (4.1%)
ConAgra Foods, Inc.	6,720	203,885
The Kroger Co.	5,400	217,836

		421,721

Healthcare Products (4.3%)
Medtronic, Inc.	3,850	205,013
St. Jude Medical, Inc.	4,405	236,284

		441,297

Healthcare Services (6.1%)
CIGNA Corp.	2,915	224,047
Laboratory Corp. of America Holdings(a)	1,925	190,845
UnitedHealth Group, Inc.	2,810	201,224

		616,116

Home Furnishings (2.2%)
Whirlpool Corp.	1,560	228,446

Insurance (8.4%)
The Allstate Corp.	4,220	213,321
Everest Re Group Ltd.	1,570	228,294

Semi-Annual Report | September 30, 2013	25

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Insurance (8.4%) (continued)
Lincoln National Corp.	4,890	$205,331
Reinsurance Group of America, Inc.	3,155	211,353

		858,299

Internet (2.3%)
IAC/InterActiveCorp	4,190	229,067

Machinery-Construction & Mining (1.8%)
Joy Global, Inc.	3,490	178,130

Machinery-Diversified (2.0%)
Deere & Co.	2,500	203,475

Media (4.2%)
Comcast Corp., Class A	4,885	220,558
DIRECTV(a)	3,425	204,644

		425,202

Miscellaneous Manufacturing (2.2%)
Dover Corp.	2,505	225,024

Oil & Gas (6.4%)
ConocoPhillips	3,150	218,957
Helmerich & Payne, Inc.	3,135	216,158
Hess Corp.	2,845	220,032

		655,147

Oil & Gas Services (2.1%)
Baker Hughes, Inc.	4,445	218,250

Retail (8.5%)
Bed Bath & Beyond, Inc.(a)	2,805	216,995
Coach, Inc.	3,915	213,485
Kohl’s Corp.	4,250	219,937
Nordstrom, Inc.	3,900	219,180

		869,597

Semiconductors (2.1%)
Intel Corp.	9,110	208,801

Software (4.3%)
Microsoft Corp.	6,715	223,677
Oracle Corp.	6,390	211,956

		435,633

Telecommunications (6.1%)
AT&T, Inc.	5,900	199,538
CenturyLink, Inc.	6,810	213,698
Corning, Inc.	14,400	210,096

		623,332

26	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2013 (Unaudited)

	Shares	Fair Value

Transportation (2.1%)
FedEx Corp.	1,900	$216,809

TOTAL COMMON STOCKS (COST $8,210,916)		9,859,656

SHORT TERM INVESTMENTS (5.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	533,614	533,614

TOTAL SHORT TERM INVESTMENTS (COST $533,614)		533,614

TOTAL INVESTMENTS (COST $8,744,530)	101.9%	10,393,270

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9%)	(194,053)

NET ASSETS	100.0%	$10,199,217

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2013	27

Statements of Assets and Liabilities

CornerCap Balanced Fund
ASSETS:
Investments, at value (Cost - see below)	$20,009,165
Receivable for investments sold	40,267
Receivable for fund shares subscribed	91,029
Dividends and interest receivable	59,219

Total assets	20,199,680

LIABILITIES:
Payable for investments purchased	0
Advisory fee payable	13,250
Operating services fee payable	4,969

Total liabilities	18,219

Net assets	$20,181,461

PRICING OF SHARES (NOTE 2):
Net Assets	$20,181,461
Shares Outstanding	1,355,453

Net asset value, offering and redemption price per share	$14.89

NET ASSETS CONSISTS OF:
Paid-in capital	$16,768,440
Accumulated net investment income	241,160
Accumulated net realized gain/(loss) on investments	743,777
Net unrealized appreciation in value of investments	2,428,084

Net assets	$20,181,461

Cost of Investments	$17,581,081

The accompanying notes to the financial statements are an integral part of these financial statements.

28	www.cornercapfunds.com

September 30, 2013 (Unaudited)

CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

$52,224,252	$10,393,270
398,949	0
115	237
30,089	8,418

52,653,405	10,401,925

656,618	192,756
32,895	5,805
20,654	4,147

710,167	202,708

$51,943,238	$10,199,217

$51,943,238	$10,199,217
3,189,452	841,085

$16.29	$12.13

$38,659,164	$9,541,900
3,296	64,924
5,961,932	(1,056,347)
7,318,846	1,648,740

$51,943,238	$10,199,217

$44,905,406	$8,744,530

Semi-Annual Report | September 30, 2013	29

Statements of Operations

CornerCap Balanced Fund
INVESTMENT INCOME:
Dividends	$196,812
Interest	84,953

Total investment income	281,765

EXPENSES:
Advisory fees	100,394
Operating services fees	30,118

Total expenses	130,512
Less fees waived/reimbursed by investment advisor	(20,079)

Net expenses	110,433

Net investment income	171,332

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:	1,009,255
Net realized gain on investments	603,664
Change in unrealized appreciation of investments	405,591

Net gain on investments	1,009,255

Net increase in net assets resulting from operations	$1,180,587

The accompanying notes to the financial statements are an integral part of these financial statements.

30	www.cornercapfunds.com

For the Six Months Ended September 30, 2013 (Unaudited)

CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

$315,006	$103,623
0	0

315,006	103,623

233,749	45,875
116,875	22,937

350,624	68,812
(46,750)	(13,762)

303,874	55,050

11,132	48,573

3,450,213	98,834
4,776,330	806,828

8,226,543	905,662

$8,237,675	$954,235

Semi-Annual Report | September 30, 2013	31

Statements of Changes in Net Assets

	CornerCap Balanced Fund
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

OPERATIONS:
Net investment income	$171,332	$323,619
Net realized gain on investments	603,664	293,341
Change in unrealized appreciation of investments	405,591	737,346

Net increase in net assets resulting from operations	1,180,587	1,354,306

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(318,111)
From net realized gain on investments	–	(339,062)

Total distributions	–	(657,173)

CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets resulting from capital share transactions (see Note 3)	(291,496)	55,176
Redemption fees	1,894	6

Net increase/(decrease) from capital shares transactions	(289,602)	55,182

Total increase in net assets	890,985	752,315

NET ASSETS:
Beginning of year	19,290,476	18,538,161

End of period*	$20,181,461	$19,290,476

*Including accumulated net investment income/(loss) of:	$241,160	$69,828

The accompanying notes to the financial statements are an integral part of these financial statements.

32	www.cornercapfunds.com

CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund

Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

$11,132	$186,617	$48,573	$77,963
3,450,213	3,287,284	98,834	124,696
4,776,330	110,675	806,828	590,686

8,237,675	3,584,576	954,235	793,345

–	(251,823)	–	(72,572)
–	(1,311,701)	–	–

–	(1,563,524)	–	(72,572)

7,105,158	11,656,157	1,082,090	1,879,890
26	708	–	2,447

7,105,184	11,656,865	1,082,090	1,882,337

15,342,859	13,677,917	2,036,325	2,603,110

36,600,379	22,922,462	8,162,892	5,559,782

$51,943,238	$36,600,379	$10,199,217	$8,162,892

$3,296	$(7,836)	$64,924	$16,351

Semi-Annual Report | September 30, 2013	33

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2013 (Unaudited)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$14.03

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12
Net realized and unrealized gain/(loss) on investments	0.74

Total Income/(Loss) from Investment Operations	0.86

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–
Distributions from net realized gain on investments	–

Total Dividends and Distributions to Shareholders	–

Paid-in Capital from Redemption Fees	0.00(a)

Net asset value, end of year	$14.89

Total return	6.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$20,181

RATIOS TO AVERAGE NET ASSETS:
Expenses without fees waived/reimbursed	1.30%(b)
Expenses	1.10%(b)
Net investment income	1.71%(b)

Portfolio turnover rate	20%

(a)	Less than $0.005 per share.
(b)	Annualized.
(b)	Effective October 1, 2011, the Advisor agreed to limit expenses at 1.10%. Prior to October 1, 2011, no expense cap was in place.

The accompanying notes to the financial statements are an integral part of these financial statements.

34	www.cornercapfunds.com

Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

$13.51	$13.65	$12.82	$9.26	$13.36

0.24	0.24	0.26	0.28	0.30
0.78	(0.07)	0.97	3.57	(3.97)

1.02	0.17	1.23	3.85	(3.67)

(0.24)	(0.31)	(0.40)	(0.29)	(0.09)
(0.26)	–	–	–	(0.34)

(0.50)	(0.31)	(0.40)	(0.29)	(0.43)

0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.00(a)

$14.03	$13.51	$13.65	$12.82	$9.26

7.85%	1.47%	9.78%	41.77%	(27.63)%

$19,290	$18,538	$18,427	$15,635	$10,979

1.30%	1.30%	N/A	N/A	N/A
1.10%	1.20%(c)	1.30%	1.30%	1.30%
1.82%	1.64%	2.13%	2.45%	2.51%

40%	38%	31%	32%	34%

Semi-Annual Report | September 30, 2013	35

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2013 (Unaudited)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$13.74

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)	0.00(a)
Net realized and unrealized gain/(loss) on investments	2.55

Total Income/(Loss) from Investment Operations	2.55

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–
Distributions from net realized gain on investments	–

Total Dividends and Distributions to Shareholders	–

Paid-in Capital from Redemption Fees	0.00(a)

Net asset value, end of year	$16.29

Total return	18.56%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$51,943

RATIOS TO AVERAGE NET ASSETS:
Expenses without fees waived/reimbursed	1.50%(b)
Expenses	1.30%(b)
Net investment income/(loss)	0.05%(b)

Portfolio turnover rate	54%

(a)	Less than $0.005 per share.
(b)	Annualized.
(c)	Effective October 1, 2011, the Advisor agreed to limit expenses at 1.30%. Prior to October 1, 2011, no expense cap was in place.

The accompanying notes to the financial statements are an integral part of these financial statements.

36	www.cornercapfunds.com

Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

$12.98	$13.51	$10.57	$5.83	$10.64

0.10	0.03	(0.07)	(0.07)	(0.05)
1.46	(0.56)	3.01	4.81	(4.53)

1.56	(0.53)	2.94	4.74	(4.58)

(0.13)	–	–	–	(0.01)
(0.67)	–	–	–	(0.22)

(0.80)	–	–	–	(0.23)

0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.00(a)

$13.74	$12.98	$13.51	$10.57	$5.83

12.70%	(3.92)%	27.81%	81.30%	(43.19)%

$36,600	$22,922	$22,872	$16,448	$9,176

1.50%	1.50%	N/A	N/A	N/A
1.30%	1.40%(c)	1.50%	1.50%	1.50%
0.74%	0.30%	(0.62)%	(0.75)%	(0.51)%

131%	56%	61%	52%	47%

Semi-Annual Report | September 30, 2013	37

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2013 (Unaudited)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$10.88

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)	0.06
Net realized and unrealized gain/(loss) on investments	1.19

Total Income/(Loss) from Investment Operations	1.25

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–
Distributions from net realized gain on investments	–

Total Dividends and Distributions to Shareholders	–

Paid-in Capital from Redemption Fees	–

Net asset value, end of year	$12.13

Total return	11.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$10,199

RATIOS TO AVERAGE NET ASSETS:
Expenses without fees waived/reimbursed	1.50%(d)
Expenses	1.20%(d)
Net investment income/(loss)	1.06%(d)

Portfolio turnover rate	20%

(a)	Prior to July 29, 2010, the CornerCap Large/Mid-Cap Value Fund was known as the CornerCap Contrarian Fund.
(b)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Effective October 1, 2011, the net expense ratio limitation changed from 1.30% to 1.20%.

The accompanying notes to the financial statements are an integral part of these financial statements.

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Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011(a)	Year Ended March 31, 2010	Year Ended March 31, 2009

$10.07	$10.41	$9.16	$5.28	$9.46

0.10	0.08	0.02	(0.02)	0.01
0.81	(0.34)(b)	1.23	3.91	(4.19)

0.91	(0.26)	1.25	3.89	(4.18)

(0.10)	(0.08)	–	(0.01)	0.00(c)
–	–	–	–	–

(0.10)	(0.08)	–	(0.01)	0.00(c)

0.00(c)	0.00(c)	0.00(c)	0.00(c)	–

$10.88	$10.07	$10.41	$9.16	$5.28

9.16%	(2.42)%	13.65%	73.72%	(44.17)%

$8,163	$5,560	$3,955	$4,003	$2,405

1.50%	1.50%	1.50%	N/A	N/A
1.20%	1.25%(e)	1.38%	1.50%	1.50%
1.20%	0.98%	0.24%	(0.25)%	0.11%

43%	35%	136%	69%	134%

Semi-Annual Report | September 30, 2013	39

Notes to Financial Statements
September 30, 2013 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, and are priced based upon valuations provided by a recognized independent, third-party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’

40	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2013 (Unaudited)

understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the six months ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after of the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Semi-Annual Report | September 30, 2013	41

Notes to Financial Statements
September 30, 2013 (Unaudited)

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013:

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$12,197,924	$–	$–	$12,197,924
Exchange Traded Funds	795,522	–	–	795,522
Open-End Funds	400,402	–	–	400,402
Closed-End Funds	704,104	–	–	704,104
Corporate Bonds	–	4,210,286	–	4,210,286
Municipal Bonds	–	494,333	–	494,333
Certificates of Deposit	249,682	–	–	249,682
Short Term Investments	956,912	–	–	956,912

Total	$15,304,546	$4,704,619	$–	$20,009,165

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$50,741,002	$–	$–	$50,741,002
Short Term Investments	1,483,250	–	–	1,483,250

Total	$52,224,252	$–	$–	$52,224,252

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$9,859,656	$–	$–	$9,859,656
Short Term Investments	533,614	–	–	533,614

Total	$10,393,270	$–	$–	$10,393,270

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the six months ended September 30, 2013.

For the six months ended September 30, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

3. SHARES OF BENEFICIAL INTEREST

On September 30, 2013, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1%

42	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2013 (Unaudited)

redemption fee calculated as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	Six Months Ended September 30, 2013 (Unaudited)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Year Ended March 31, 2013

	Shares	Value	Shares	Value

Shares Sold	68,577	$1,004,147	161,004	$2,118,064
Shares Issued in Reinvestment of Dividends	–	–	50,608	656,388

Total	68,577	1,004,147	211,612	2,774,452
Less Shares Redeemed	(88,389)	(1,295,643)	(208,194)	(2,719,276)

Net Increase/(Decrease)	(19,812)	$(291,496)	3,418	$55,176

CornerCap Small-Cap Value Fund:

	Six Months Ended September 30, 2013 (Unaudited)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Year Ended March 31, 2013

	Shares	Value	Shares	Value

Shares Sold	946,544	$13,494,805	973,662	$12,681,909
Shares Issued in Reinvestment of Dividends	–	–	125,800	1,562,441

Total	946,544	13,494,805	1,099,462	14,244,350
Less Shares Redeemed	(420,907)	(6,389,647)	(201,842)	(2,588,193)

Net Increase	525,637	$7,105,158	897,620	$11,656,157

Semi-Annual Report | September 30, 2013	43

Notes to Financial Statements
September 30, 2013 (Unaudited)

CornerCap Large/Mid-Cap Value Fund:

	Six Months Ended September 30, 2013 (Unaudited)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Year Ended March 31, 2013

	Shares	Value	Shares	Value

Shares Sold	172,533	$2,028,763	220,410	$2,107,876
Shares Issued in Reinvestment of Dividends	–	–	7,466	72,572

Total	172,533	2,028,763	227,876	2,180,448
Less Shares Redeemed	(81,777)	(946,673)	(29,408)	(300,558)

Net Increase	90,756	$1,082,090	198,468	$1,879,890

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. There were no distributions paid by the Funds for the six months ended September 30, 2013.

The tax character of distributions paid for the year ended March 31, 2013 were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

Distributions Paid From:	2013	2013	2013

Ordinary income	$386,549	$498,868	$72,572

Long-term capital gains	270,624	1,064,656	–

Total	$657,173	$1,563,524	$72,572

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses which could result in the Funds’ not being able to utilize the following carryforwards. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

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Notes to Financial Statements
September 30, 2013 (Unaudited)

As of March 31, 2013, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, and subject to tax limitations, such capital loss carryforwards will expire as follows:

	Expiring in 2017	Expiring in 2018

CornerCap Large/Mid-Cap Value Fund	$58,745	$1,096,436

During the year ended March 31, 2013, the Fund utilized capital loss carryovers of:

CornerCap Large/Mid-Cap Value Fund	$119,308

The Fund elects to defer to the period ending March 31, 2014, late year ordinary losses in the amount of:

CornerCap Small-Cap Value Fund	$7,836

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2013, were as follows:

	CornerCap Balanced Fund	CornerCap Small- Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

Gross unrealized appreciation (excess of value over tax cost)	$2,718,603	$7,989,015	$1,814,618
Gross unrealized depreciation (excess of tax cost over value)	(290,519)	(654,630)	(165,878)

Net unrealized appreciation	$2,428,084	$7,334,385	$1,648,740

Cost of investments for income tax purposes	$17,581,081	$44,889,867	$8,744,530

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds’ investments subject to the approval of the Board of Trustees. The amounts of expenses paid to the Adviser are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.50% and 0.50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

Semi-Annual Report | September 30, 2013	45

Notes to Financial Statements
September 30, 2013 (Unaudited)

The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:

Fund	Total Annual Fund Operating Expense Limitation

CornerCap Balanced Fund	1.10%
CornerCap Small-Cap Value Fund	1.30%
CornerCap Large/Mid-Cap Value Fund	1.20%

The contractual agreements cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Adviser.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended September 30, 2013, excluding U.S. government and agency securities and short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold

CornerCap Balanced Fund	$3,694,790	$3,714,528
CornerCap Small-Cap Value Fund	31,979,585	24,043,302
CornerCap Large/Mid-Cap Value Fund	2,925,413	1,772,268

Investment Transactions in U.S. Government Obligations for the period ended September 30, 2013 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities

CornerCap Balanced Fund	$0	$250,000

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Notes to Financial Statements
September 30, 2013 (Unaudited)

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013, Charles Schwab & Co. held approximately 49.58%, 68.42% and 70.38% of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believes the adoption of these ASUs will not have a material impact on its financial statements.

In June 2013, the FASB issued ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Semi-Annual Report | September 30, 2013	47

Additional Information (Unaudited)
September 30, 2013

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

Each Independent Trustee of the Funds receives a fee of $1,000 per meeting attended, which amount is paid by the Adviser. Each Trustee is paid $750 per meeting for each Audit Committee meeting attended. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee will normally meet twice a year.

4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements with the Adviser (the “Agreements”) and consider whether or not to re-approve them for an additional year. At its meeting on May 16, 2013, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements. Legal counsel directed the Board to a memorandum legal counsel had prepared that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Agreements. Legal counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreements. Mr. Quinn, the CEO of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Memorandum”).

In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:

(i)	The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under each of the Agreements.

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Additional Information (Unaudited)
September 30, 2013

The Board reviewed the operating and investment advisory services provided by the Adviser to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, its efforts to promote the Fund and assist in its distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser’s Memorandum, the Board concluded that the nature, extent and quality of the services provided by the Adviser were satisfactory and adequate for each of the Funds.

(ii)

The Investment Performance of the Funds and the Adviser. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of the Adviser’s management of the Funds with the Funds’ investment objectives and policies. After reviewing the Funds’ short- and long-term investment performance, the Adviser’s experience managing the Funds, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of each Fund and the Adviser was satisfactory.

(iii)

The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Funds. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; and the overall fees and expenses of the Funds. The Board also considered the Adviser’s past and future expected profitability with respect to the Funds. The Board then reviewed the fees and expenses of each Fund (including the management fee) comparable to the funds in terms of the type of fund, the style of investment management, the size of the fund and the nature of the fund’s investment strategy, among other factors. Specifically, the Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. The Board also compared the fees charged by the Adviser to its separate account clients, noting that there were differences, but also noting the differences in the level of service the Adviser is required to provide to the Funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each Fund under the Agreements are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Investors. Following discussion of the Funds’ asset levels, expectations for growth, levels of fees and past adjustments to expense limitation agreements, the Board determined that each Fund’s fee arrangements were appropriate and within the range of what would have been negotiated at arm’s length, and that each Fund’s overall fee structure provided for savings and protection for shareholders at lower asset levels.

Semi-Annual Report | September 30, 2013	49

Additional Information (Unaudited)
September 30, 2013

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name, Age and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Thomas E. Quinn Age: 67 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel.	None

INDEPENDENT TRUSTEES
Name, Age and Address*	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Richard L. Boger Age: 66	Trustee since 1992	3

President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991- present); Managing Trustee, Boger-Owen FNON (2012- present); Business Manager, Owen Holdings, LLLP (2003- 2013), Heathland Holdings, LLLP (2004-Present), and General Partner, Shawnee Meadow Holdings, LLLP (2004- Present) (real estate and related companies).

				Director, Gray Television, Inc., since 1991

*	All Independent Trustees can be contacted via the Funds at:
1290 Broadway, Suite 1100, Denver, CO 80203.

50	www.cornercapfunds.com

Additional Information (Unaudited)
September 30, 2013

INDEPENDENT TRUSTEES (Continued)
Name, Age and Address*	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Laurin M. McSwain Age: 62	Trustee since 1994	3	Attorney, Letkoff, Duncan, Grimes, McSwain & Hass, (2003- present).	None

Leslie W. Gates Age: 58	Trustee since 2006	3	Retired, 2005	None

G. Harry Durity Age: 65	Trustee (1992-2004, since 2010)	3

Director, Overland Solutions, Inc. (Private Company) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005; Senior Advisor, Consultant, Sonenshine Partners, LLC since January 2006.

				Director, National Medical Health Card; Director, WebSite Pros, Inc.

*	All Independent Trustees can be contacted via the Funds at:
1290 Broadway, Suite 1100, Denver, CO 80203.

Semi-Annual Report | September 30, 2013	51

Additional Information (Unaudited)
September 30, 2013

OFFICERS
Name, Age and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Richard T. Bean Age: 50 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds since 1996	N/A	Vice President of the Funds, Portfolio Manager, CornerCap Investment Counsel.	N/A

John A. Hackney Age: 46 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	N/A

Gene A. Hoots Age: 73 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

52	www.cornercapfunds.com

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10. Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer)

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	November 29, 2013